INVESTMENTS IN JOINT OPERATIONS - Schedule of Investments in Joint Operations (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Brookfield Place - Retail & Parking
Disclosure of joint operations
Proportion of ownership interest in joint operation	56.00%	56.00%
Brookfield Place III
Disclosure of joint operations
Proportion of ownership interest in joint operation	54.00%	54.00%
Exchange Tower
Disclosure of joint operations
Proportion of ownership interest in joint operation	50.00%	50.00%
First Canadian Place
Disclosure of joint operations
Proportion of ownership interest in joint operation	25.00%	25.00%
Percentage of land subject to ground lease	50.00%
Percentage of beneficial interest in property to be acquired	50.00%
2 Queen Street East
Disclosure of joint operations
Proportion of ownership interest in joint operation	25.00%	25.00%
Bankers Hall
Disclosure of joint operations
Proportion of ownership interest in joint operation	50.00%	50.00%
Bankers Court
Disclosure of joint operations
Proportion of ownership interest in joint operation	50.00%	50.00%
Bankers West Parkade
Disclosure of joint operations
Proportion of ownership interest in joint operation	50.00%	50.00%
Suncor Energy Centre
Disclosure of joint operations
Proportion of ownership interest in joint operation	50.00%	50.00%
Fifth Avenue Place
Disclosure of joint operations
Proportion of ownership interest in joint operation	50.00%	50.00%
52 Goulburn Street
Disclosure of joint operations
Proportion of ownership interest in joint operation	0.00%	24.00%
235 St Georges Terrace
Disclosure of joint operations
Proportion of ownership interest in joint operation	0.00%	24.00%
108 St Georges Terrace
Disclosure of joint operations
Proportion of ownership interest in joint operation	0.00%	50.00%
Southern Cross West
Disclosure of joint operations
Proportion of ownership interest in joint operation	50.00%	50.00%
Shopping Patio Higienópolis
Disclosure of joint operations
Proportion of ownership interest in joint operation	25.00%	25.00%
Shopping Patio Higienópolis - Expansion
Disclosure of joint operations
Proportion of ownership interest in joint operation	32.00%	32.00%
Shopping Patio Higienópolis - Co-Invest
Disclosure of joint operations
Proportion of ownership interest in joint operation	5.00%	5.00%
Shopping Patio Higienópolis Expansion - Co-Invest
Disclosure of joint operations
Proportion of ownership interest in joint operation	6.00%	6.00%
G2-Infospace Gurgaon
Disclosure of joint operations
Proportion of ownership interest in joint operation	72.00%	72.00%